Derivative Instruments (Tables)	12 Months Ended
	Mar. 31, 2021	Dec. 31, 2020
Derivative Instruments and Hedging Activities Disclosure [Abstract]
Summary of Derivatives and Reclassifications

The table below summarizes the change in fair value of derivatives for the three months ended March 31, 2021 and 2020 and the line items within the condensed consolidated statements of comprehensive income where the (gains)/losses on derivatives are recorded (in thousands).

	For the three months ended March 31,		Condensed Consolidated Statement of Comprehensive Income location
	2021	2020
Derivatives in hedging relationships (1)
Interest Rate Swaps:
Amount of loss reclassified from Accumulated Other Comprehensive Income into income	$—	$4,066	Unrealized loss on derivative financial instruments
Change in fair value of interest rate swaps	—	(73)	Unrealized loss on derivative financial instruments
Interest expense	—	114	Interest expense
Derivatives not designated as hedging instruments
Interest Rate Swaps:
Change in fair value of interest rate swaps	—	6,908	Unrealized loss on derivative financial instruments
Interest expense	—	408	Interest expense
Warrant:
Change in fair value of warrant	2,555	16,744	Unrealized loss on derivative financial instruments
Forward purchase contract:
Change in fair value of forward purchase contract	—	5,800	Unrealized loss on derivative financial instruments

(1)

Certain older interest rate swaps were previously designated as cash flow hedges. These swaps became ineffective as debt refinancings occurred between 2013 and 2016. As a result of the termination of interest rate swaps in February 2020, all amounts associated with interest rate swaps previously designated as cash flow hedges and recorded in Accumulated Other Comprehensive Income have been released into earnings.

The tables below summarize the change in fair value of the derivatives for the years ended December 31, 2020, 2019 and 2018 and the line items within the consolidated statements of comprehensive income where the gains/(losses) on these derivatives are recorded (in thousands).

	For the years ended December 31,			Consolidated Statement of Comprehensive Income location
	2020	2019	2018
Derivatives in hedging relationships (1)
Interest Rate Swaps:
Amount of loss reclassified from AOCI into income	$4,066	$6,189	$8,003	Unrealized loss/(gain) on derivative financial instruments
Change in fair value of interest rate swaps	(73)	16,954	(3,357)	Unrealized loss/(gain) on derivative financial instruments
Interest expense/(income)	114	(9,565)	(9,758)	Interest expense
Derivatives not designated as hedging instruments
Interest Rate Swaps:
Change in fair value of interest rate swaps	6,908	49,472	(16,569)	Unrealized loss/(gain) on derivative financial instruments
Interest expense/(income)	408	(2,681)	(440)	Interest expense
Warrant:
Change in fair value of warrant	25,375	(21,977)	—	Unrealized loss/(gain) on derivative financial instruments
Forward purchase contract:
Change in fair value of forward purchase contract	5,800	(11,500)	—	Unrealized loss/(gain) on derivative financial instruments

(1)

Certain older interest rate swaps were previously designated as cash flow hedges. These swaps became ineffective as debt refinancings occurred between 2013 and 2016. As a result of the termination of interest rate swaps in February 2020, all amounts associated with interest rate swaps previously designated as cash flow hedges and recorded in AOCI have been released into earnings.

Schedule of Notional Values and Fixed Rates

As of December 31, 2019, RPIFT held interest rate swap contracts to effectively convert a portion of its floating-rate debt to a fixed basis. The notional values and fixed rates payable on the swap contracts are shown in the table below.

Notional Value	Fixed Rate	Maturity Date
(in millions)
$600	2.019%	November 9, 2020
$250	2.094%	March 27, 2023
$500	2.029%	March 27, 2023
$250	2.113%	March 27, 2023
$500	2.129%	March 27, 2023